Document and Entity Information	Jul. 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001745999
Document Type	8-K
Document Period End Date	Jul. 07, 2021
Entity Registrant Name	BEAM THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39208
Entity Tax Identification Number	81-5238376
Entity Address, Address Line One	26 Landsdowne St.
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	327-8775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BEAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false